Financial Instruments - Summary of Urealized Risk Management Positions (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	CAD 37
Risk Management Net	(986)	CAD (291)	CAD 271
Level 2 of Fair Value Hierarchy [Member]
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	65	24
Risk Management Liability	1,051	315
Risk Management Net	(986)	(291)
Level 2 of Fair Value Hierarchy [Member] | Interest rate swap contract [Member]
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	2	3
Risk Management Liability	20	8
Risk Management Net	(18)	(5)
Level 2 of Fair Value Hierarchy [Member] | Commodity Price Risk [Member] | Crude Oil Contracts [Member]
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	63	21
Risk Management Liability	1,031	307
Risk Management Net	CAD (968)	CAD (286)